VARIABLE INTEREST ENTITY (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Variable Interest Entity [Line Items]
Revenues	$ 133,099,930	$ 71,960,751
Net income (loss)	13,043,181	(62,929,174)
Variable Interest Entity Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues			[1]
Operating costs and expenses		149,881,562
Net income (loss)		(149,881,562)
Lease term	3 years
Annual rental payment	$ 1,000,000

[1]	The lease term was amended at the beginning of 2013 and reduced the rent to $0 per month and was later terminated on December 30, 2013.